Prepayments and Other Current Assets - Schedule of Prepayments and Other Current Assets (Details)		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Prepayments and Other Current Assets [Abstract]
Receivables of supplier rebates-current				¥ 2,089,621
Value-added tax recoverable		1,056,270		778,503
Receivables of interest	[1]	7,237,313
Deposits		6,362,722		5,762,505
Advances to suppliers		31,845,928		27,423,181
Advances for software development		3,472,815
Prepayments and other receivables due from YJW and KeKe - current		117,536,479		69,869,229
Receivables of bitcoin		11,676,076
Other receivables due from individuals	[2]	166,619,088		13,831,607
Other receivables due from 3rd parties		35,657,867		22,991,831
Other receivables		2,340,565		5,520,757
Total		¥ 383,805,123	$ 54,883,403	¥ 148,267,234

[1]	Receivables of interest represent accrued interest receivable primarily in connection with amounts due from individuals. Principal and related interest are expected to be repaid in full upon maturity.
[2]	Other receivables due from individuals in 2025 was mainly attributable to the loans to eight individuals, with an annual interest rate of 10%. These loans were guaranteed by Ms. Norma Ka Yin Chu and none of these loans have matured as of the reporting date.